Share-based payments reserve (Details 1) - Stock Options [Member]	9 Months Ended
May 31, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41
Number of options outstanding	849,000
Number of options exercisable	849,000
Remaining contractual life	4 months 24 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	329,000
Number of options exercisable	329,000
Expiry date	Oct. 11, 2026
Remaining contractual life	4 months 24 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	420,000
Number of options exercisable	420,000
Expiry date	Sep. 29, 2026
Remaining contractual life	3 months 18 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	7 months 6 days